INVESTMENTS	12 Months Ended
Dec. 31, 2017
Interests in Other Entities [Abstract]
INVESTMENTS
INVESTMENTS

ACCOUNTING POLICY
Investments in publicly-traded and private companies
We classify our investments in companies where we have no control or significant influence as available-for-sale investments and account for them as follows:

•	publicly-traded companies - at fair value based on publicly quoted prices; and

•	private companies - at fair value using implied valuations from follow-on financing rounds, third-party sale negotiations, or market-based approaches.

Investments in associates and joint arrangements
An entity is an associate when we have significant influence over the entity's financial and operating policies but do not control the entity. We are generally presumed to have significant influence over an entity when we hold more than 20% of the voting power.

A joint arrangement exists when there is a contractual agreement that establishes joint control over activities and requires unanimous consent for strategic financial and operating decisions. We classify our interests in joint arrangements into one of two categories:

•	joint ventures - when we have the rights to the net assets of the arrangement; and

•	joint operations - when we have the rights to the assets and obligations for the liabilities related to the arrangement.
We use the equity method to account for our investments in associates and joint ventures; we recognize our proportionate interest in the assets, liabilities, revenue, and expenses of our joint operations.

We initially recognize our investments in associates and joint ventures at cost and subsequently increase or decrease the carrying amounts based on our share of each entity's income or loss. Distributions we receive from these entities reduce the carrying amounts of our investments.

We eliminate unrealized gains and losses from our investments in associates or joint ventures against our investments, up to the amount of our interest in the entities.

Impairment in associates and joint ventures
At the end of each reporting period, we assess whether there is objective evidence that impairment exists in our investments in associates and joint ventures. If objective evidence exists, we compare the carrying amount of the investment to its recoverable amount and recognize the excess over the recoverable amount, if any, as a loss in net income.

EXPLANATORY INFORMATION

	As at December 31
(In millions of dollars)	2017	2016

Investments in:
Publicly-traded companies	1,465	1,047
Private companies	167	169
Investments, available-for-sale	1,632	1,216
Investments, associates and joint ventures	929	958

Total investments	2,561	2,174

INVESTMENTS, AVAILABLE-FOR-SALE
Publicly-traded companies
We hold a number of interests in publicly-traded companies. This year we recognized realized losses of nil and unrealized gains of $418 million (2016 - nil of realized losses and $81 million of unrealized gains) with corresponding amounts in net income and other comprehensive income, respectively.

INVESTMENTS, ASSOCIATES, AND JOINT VENTURES
We have interests in a number of associates and joint ventures, some of which include:

Maple Leaf Sports and Entertainment Limited (MLSE)
MLSE, a sports and entertainment company, owns and operates the Air Canada Centre, the NHL's Toronto Maple Leafs, the NBA's Toronto Raptors, MLS' Toronto FC, the CFL's Toronto Argonauts, the AHL's Toronto Marlies, and other assets. We, along with BCE Inc. (BCE), jointly own an indirect net 75% equity interest in MLSE with our portion representing a 37.5% equity interest in MLSE. Our investment in MLSE is accounted for as a joint venture using the equity method.

Glentel
Glentel is a large, multicarrier mobile phone retailer with several hundred Canadian wireless retail distribution outlets. We own a 50% equity interest in Glentel, with the remaining 50% interest owned by BCE. Our investment in Glentel is accounted for as a joint venture using the equity method.

shomi
shomi was a joint venture equally owned by Rogers and Shaw and previously operated a premium subscription video-on-demand service offering movies and television series for viewing online and through cable set-top boxes. Our investment in shomi was accounted for as a joint venture using the equity method. In 2016, we announced the decision to wind down our shomi joint venture (see note 11). In 2017, the remaining assets associated with shomi were transferred to their respective partners and the partnership was officially wound up.

Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2017	2016

Current assets	515	518
Long-term assets	3,269	3,391
Current liabilities	(1,184)	(1,186)
Long-term liabilities	(825)	(1,082)

Total net assets	1,775	1,641

Our share of net assets	927	834

Revenue	1,706	1,596
Expenses	(1,686)	(2,027)

Net income (loss)	20	(431)

Our share of net income (loss)	14	(216)

One of our joint ventures has a non-controlling interest that has a right to require our joint venture to purchase that non-controlling interest at a future date at fair value.